Finance Receivables - Summary of Finance Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Total finance receivables, net	¥ 31,694,359	¥ 24,770,851
Deferred origination costs	439,613	359,743
Less - Unearned income	(1,970,115)	(1,418,272)
Current assets	11,057,269	8,279,806
Non-current assets	20,637,090	16,491,045
Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	33,639,135	26,165,794
Retail [Member]
Statement [Line Items]
Less - Allowance for credit losses	(336,152)	(274,871)
Retail [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	25,489,945	20,201,004
Finance leases [Member]
Statement [Line Items]
Less - Allowance for credit losses	(46,909)	(36,920)
Finance leases [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	3,143,424	2,503,369
Wholesale and other dealer loans [Member]
Statement [Line Items]
Less - Allowance for credit losses	(31,213)	(24,622)
Wholesale and other dealer loans [Member] | Gross carrying amount [Member]
Statement [Line Items]
Total finance receivables, net	¥ 5,005,766	¥ 3,461,421